WARRANT LIABILITIES - Change in the fair value of the warrant liabilities (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Change in the fair value of the warrant liabilities
Estimated fair value, Beginning	$ 832	$ 2,744
Changes in estimated fair value	(830)	(16)
Estimated fair value, Ending	$ 2	$ 2,728